Earnings (Loss) Per Share - Schedule of Income (Loss) per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings (loss) per common share:
Net income (loss)	$ 57,142	$ (8,138)	$ (370,181)
Net income (loss) available for common stockholders	57,142	(8,138)	(361,018)
Weighted-average number of common shares - basic	85,882,685	83,591,030	79,539,605
Dilutive effect of stock-based compensation	364,452
Weighted average number of common shares - diluted	86,247,137	83,591,030	79,539,605
Basic	$ 0.67	$ (0.10)	$ (4.54)
Diluted	$ 0.66	$ (0.10)	$ (4.54)
Dropdown Predecessor [Member]
Earnings (loss) per common share:
Net income (loss)			$ (9,163)